UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
          ----------------------------------------------------------------------
Title:    Managing Member
          ----------------------------------------------------------------------
Phone:    203-227-3601
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          May 7, 2001
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   79
                                         ---------------------
Form 13F Information Table Value Total:   $ 515,111
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     3461       271250      SH    Sole                 271250
Alpha Industries, Inc.           COM          020753109     2639       167550      SH    Sole                 167550
American Management Systems, I   COM          027352103    16760       915200      SH    Sole                 915200
Anadarko Petroleum Corp.         COM          032511107      377         6000      SH    Sole                   6000
Applebees International Inc.     COM          037899101     2141        60000      SH    Sole                  60000
Arbitron Inc.                    COM          03875Q108     2990       130000      SH    Sole                 130000
Aspen Technology Inc.            COM          045327103     5372       225000      SH    Sole                 225000
BankUnited Financial Corp. - C   COM          06652B103     3509       319000      SH    Sole                 319000
Beasley Broadcast Group, Inc.    COM          074014101     5925       395000      SH    Sole                 395000
Bergen Brunswig Corp.            COM          083739102     2463       148400      SH    Sole                 148400
Bristol-Myers Squibb Company     COM          110122108      356         6000      SH    Sole                   6000
C&D Technologies, Inc.           COM          124661109     7226       261800      SH    Sole                 261800
CH Energy Group, Inc.            COM          12541M102    16036       362400      SH    Sole                 362400
Cardinal Health Inc.             COM          14149Y108     4721        48796      SH    Sole                  48796
Ceridian Corp.                   COM          15677T106     9035       650000      SH    Sole                 650000
Checkpoint Systems, Inc.         COM          162825103     1563       165400      SH    Sole                 165400
Computer Associates Internatio   COM          204912109    20781       764000      SH    Sole                 764000
Conexant Systems, Inc.           COM          207142100     7105       795000      SH    Sole                 795000
Consolidated Stores Corp.        COM          210149100     4907       488306      SH    Sole                 488306
Cox Radio, Inc. - Class A        COM          224051102    15318       729100      SH    Sole                 729100
Devon Energy Corp.               COM          25179M103    12617       216780      SH    Sole                 216780
Downey Financial Corp.           COM          281018105     5436       120000      SH    Sole                 120000
DuPont Photomasks, Inc.          COM          26613X101    12058       274800      SH    Sole                 274800
Duane Reade, Inc.                COM          263578106     9362       269800      SH    Sole                 269800
EGL Incorporated                 COM          268484102     7204       295550      SH    Sole                 295550
El Paso Electric Company         COM          283677854    12525       857850      SH    Sole                 857850
Emmis Communications Corp.       COM          291525103     9150       361500      SH    Sole                 361500
Fairchild Semiconductor Corp.    COM          303726103      400        30000      SH    Sole                  30000
FedEx Corp.                      COM          31428X106      313         7500      SH    Sole                   7500
Firepond Inc.                    COM          318224102      981       392400      SH    Sole                 392400
First Essex Bancorp, Inc.        COM          320103104     8183       416950      SH    Sole                 416950
Florida East Coast Industries    COM          340632207     3632       118515      SH    Sole                 118515
Fritz Companies, Inc.            COM          358846103     2313       211500      SH    Sole                 211500
Gaylord Entertainment Company    COM          367905106     1995        75000      SH    Sole                  75000
General Communications, Inc.     COM          369385109     6183       687000      SH    Sole                 687000
Harbor Florida Bancshares, Inc   COM          411901101     2576       161000      SH    Sole                 161000
Helmerich & Payne                COM          423452101      463        10000      SH    Sole                  10000
Houghton Mifflin Company         COM          441560109     5153       112000      SH    Sole                 112000
Houston Exploration Company      COM          442120101     9384       312800      SH    Sole                 312800
IMS Health Inc.                  COM          449934108    26767      1075000      SH    Sole                1075000
ITT Educational Services, Inc.   COM          45068B109    10125       373600      SH    Sole                 373600
Insight Communications Company   COM          45768V108    14222       536675      SH    Sole                 536675
J.D. Edwards & Company           COM          281667105     8787       901200      SH    Sole                 901200
JLG Industries, Inc.             COM          462210101     4932       379400      SH    Sole                 379400
Lincare Holdings Inc.            COM          532791100      635        12000      SH    Sole                  12000
MRO Software, Inc.               COM          55347W105     2314       287000      SH    Sole                 287000
Nieman Marcus B shares           COM          640204301      248         8205      SH    Sole                   8205
Outback Steakhouse, Inc.         COM          689899102     1782        70000      SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102     4715       285250      SH    Sole                 285250
PBOC Holdings, Inc.              COM          69316G108     1600       162500      SH    Sole                 162500
Parametric Technology Corp.      COM          699173100      181        20000      SH    Sole                  20000
People's Savings CT              COM          710198102     3803       147700      SH    Sole                 147700
Perot Systems Corp.              COM          714265105     6531       596400      SH    Sole                 596400
Pogo Producing Company           COM          730448107     4456       151000      SH    Sole                 151000
Praxair, Inc.                    COM          74005P104      446        10000      SH    Sole                  10000
Precision Castparts Corp.        COM          740189105    17054       516000      SH    Sole                 516000
Quorum Health Group, Inc.        COM          749084109     9477       624000      SH    Sole                 624000
Rational Software Corp.          COM          75409P202     3816       215000      SH    Sole                 215000
Reynolds & Reynolds, Inc.        COM          761695105     6114       317600      SH    Sole                 317600
Rogers Corp.                     COM          775133101     3636       102400      SH    Sole                 102400
Ruby Tuesday, Inc.               COM          781182100    17457       890200      SH    Sole                 890200
Saks Inc.                        COM          79377w108     2834       218000      SH    Sole                 218000
Salem Communications Corp.       COM          794093104     5486       337600      SH    Sole                 337600
Seacoast Financial Services Co   COM          81170Q106     3337       239425      SH    Sole                 239425
Sensormatic Electronics, Corp.   COM          817265101     7919       416800      SH    Sole                 416800
Southwestern Energy Company      COM          845467109     6654       672100      SH    Sole                 672100
St. Joe Company                  COM          790148100     6464       283400      SH    Sole                 283400
Staten Island Bancorp Inc.       COM          857550107     1992        80000      SH    Sole                  80000
Sterling Financial Corp.         COM          859319105     1690       133200      SH    Sole                 133200
Synavant, Inc.                   COM          87157A105     5748      1277250      SH    Sole                1277250
Synopsys, Inc.                   COM          871607107    15457       329300      SH    Sole                 329300
Texas Instruments, Inc.          COM          882508104     6862       221512      SH    Sole                 221512
The Pittston Company             COM          725701106     3689       170007      SH    Sole                 170007
Unigraphics Solutions, Inc.      COM          904928108     7414       411900      SH    Sole                 411900
Universal Health Services, Inc   COM          913903100    24097       272900      SH    Sole                 272900
Volt Information Sciences, Inc   COM          928703107     2886       160412      SH    Sole                 160412
Whitehall Jewellers, Inc.        COM          965063100     1163       149250      SH    Sole                 149250
Xtra Corp.                       COM          984138107     2056        43100      SH    Sole                  43100
iShares Russell 2000 Index Fun   COM          464287655    17651       197000      SH    Sole                 197000